Leases - Sublease income (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Sublease income
Fixed					$ 709,283
Variable					4,971
Total sublease income	$ 181,318	$ 232,294	$ 213,918	$ 464,588	$ 714,254